First-time adoption - Summary of Reconciliation of Cash Flow Statement due to first time adoption of IFRS (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities		¥ 1,233,643	¥ 1,140,217
Cash flows from (used in) investing activities		(728,780)	(563,910)
Cash flows from (used in) financing activities		¥ (336,578)	(338,533)
Previous GAAP [member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities			1,350,150
Cash flows from (used in) investing activities			(1,781,516)
Cash flows from (used in) financing activities			666,967
Previous GAAP [member] | Principal payments for operating lease liabilities [Member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities	[1]		72,098
Cash flows from (used in) financing activities	[1]		(72,098)
Previous GAAP [member] | Additions and disposals of content assets [Member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities	[2]		(34,751)
Cash flows from (used in) investing activities	[2]		34,751
Previous GAAP [member] | Investments and Advances in the Financial Services Segment [Member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities			(1,181,744)
Cash flows from (used in) investing activities			1,181,744
Previous GAAP [member] | Deposits from Customers In The Banking Business [Member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities			332,987
Cash flows from (used in) financing activities			(332,987)
Previous GAAP [member] | Borrowings in the life insurance business and the banking business [Member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities			463,783
Cash flows from (used in) financing activities			(463,783)
Previous GAAP [member] | Future insurance policy benefits and other and policyholders account in the life insurance business [Member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities			134,299
Cash flows from (used in) financing activities			(134,299)
Previous GAAP [member] | Others [Member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities			3,395
Cash flows from (used in) investing activities			1,111
Cash flows from (used in) financing activities			(2,333)
Previous GAAP [member] | Total [Member]
Reconciliation Of Cash Flow Statement Due To First Time Adoption Of IFRS [Line Items]
Cash flows from (used in) operating activities			(209,933)
Cash flows from (used in) investing activities			1,217,606
Cash flows from (used in) financing activities			¥ (1,005,500)

[1]	The principal payments for operating lease liabilities Under U.S. GAAP, lessees classify leases as either operating leases or finance leases, and the principal payments for the operating lease liabilities are classified as cash flows from operating activities in the consolidated statements of cash flows. Under IFRS, the distinction between operating leases and finance leases no longer exists for lessees, and all of the principal payments for lease liabilities are classified as cash flows from financing activities in the consolidated statements of cash flows.
[2]	The additions and disposals of content assets Under U.S. GAAP, Sony classified the cash flows from the additions and disposals of film costs as cash flows from operating activities, and classified the cash flows from the additions and disposals of music catalogs, artist contracts, music distribution rights and other content assets as cash flows from investing activities in the consolidated statements of cash flows based on the nature of such transactions as additions and disposals of intangible assets. Under IFRS, Sony defines these intangible assets as content assets, and classifies the cash flows from the additions and disposals of content assets as cash flows from operating activities in the consolidated statements of cash flows except for additions and disposals of content assets from business combinations or business divestitures, because the additions and disposals of content assets are derived from the principal revenue-producing activities of Sony.